Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2021 and 2020.

	December 31, 2021
	Level 1	Level 2	Level 3	Total

	(Millions of yen)
Assets:
Cash and cash equivalents	—	500	—	500
Investments:
Fund trusts and others	281	328	—	609
Equity securities	28,640	—	—	28,640
Prepaid expenses and other current assets:
Derivatives	—	65	—	65

Total assets	28,921	893	—	29,814

Liabilities:
Other current liabilities:
Derivatives	—	2,119	—	2,119

Total liabilities	—	2,119	—	2,119

	December 31, 2020
	Level 1	Level 2	Level 3	Total

	(Millions of yen)
Assets:
Cash and cash equivalents	—	500	—	500
Investments:
Fund trusts and others	284	248	—	532
Equity securities	18,683	—	—	18,683
Prepaid expenses and other current assets:
Derivatives	—	533	—	533

Total assets	18,967	1,281	—	20,248

Liabilities:
Other current liabilities:
Derivatives	—	1,225	—	1,225

Total liabilities	—	1,225	—	1,225